Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015

Actuarial loss relating to pension	(2.1)	(23.7)
Total accumulated other comprehensive loss	(2.1)	(23.7)